Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2024
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
9	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Salaries, welfare and outsourcing fee payable	2,460	3,812
Accrued advertising and other expenses	1,522	1,792
Provision for interests and penalties of taxes*	1,163	—
Accrued professional service fees	642	295
Accrued rental and property management fees	148	290
Accrued staff reimbursements	55	44
Others	199	411
Total	6,189	6,644
*

After paying tax interests and obtaining tax penalties exemption in compliance with the local laws in June 2024, the Group no longer had any outstanding provision for interests and penalties of taxes for that period.